COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Capital commitments contracted but not yet reflected	¥ 500
Commitments to construction in progress	¥ 339